PURCHASE OF GAS-FIRED GENERATION FACILITY (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2014
Unusual or Infrequent Item [Line Items]
Utility Plant - Net	$ 163
Materials and Supplies	2
ARO Obligation Assumed	(1)
Total Purchase Price	164
Entegra, Gila River Generating Station Unit 3 [Member]
Unusual or Infrequent Item [Line Items]
Letter Of Credit Cancelled	$ 15
Tucson Electric Power Company To Uns Electric [Member] | Entegra, Gila River Generating Station Unit 3 [Member]
Unusual or Infrequent Item [Line Items]
Generating capacity of plant in MW	550
Tucson Electric Power Company [Member] | Entegra, Gila River Generating Station Unit 3 [Member]
Unusual or Infrequent Item [Line Items]
Generating capacity of plant in MW	413
Percentage of ownership in Generating Unit	75.00%
Uns Electric Incorporated [Member] | Entegra, Gila River Generating Station Unit 3 [Member]
Unusual or Infrequent Item [Line Items]
Percentage of ownership in Generating Unit	25.00%
Springerville Unit 1
Unusual or Infrequent Item [Line Items]
Generating capacity of plant in MW	195
San Juan Unit Two [Member]
Unusual or Infrequent Item [Line Items]
Generating capacity of plant in MW	170